INCOME TAXES - Deferred tax assets (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Deferred tax assets
Accrued expenses and other current liabilities	¥ 46,958	¥ 47,005
Net operating loss carry forwards	178,689	75,100
Intra-entity transfer of certain intangible assets	26,726	28,290
Total deferred tax assets	252,373	150,395
Less: valuation allowance	(42,187)	(6,976)
Deferred tax assets, net	¥ 210,186	¥ 143,419